Financing Activities (Tables)	12 Months Ended
Dec. 31, 2019
AEP Common Stock

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2016	512,048,520	20,336,592
Issued	162,124	—
Treasury Stock Reissued	—	(131,546)	(a)
Balance, December 31, 2017	512,210,644	20,205,046
Issued	1,239,392	—
Treasury Stock Reissued	—	(886)	(a)
Balance, December 31, 2018	513,450,036	20,204,160
Issued	923,595	—
Balance, December 31, 2019	514,373,631	20,204,160

(a)
Reissued Treasury Stock used to fulfill share commitments related to AEP’s Share-based Compensation. See “Shared-based Compensation Plans” section of Note 15 for additional information.

Long-term Debt

		Weighted-Average	Interest Rate Ranges as of		Outstanding as of
		Interest Rate as of	December 31,		December 31,
Company	Maturity	December 31, 2019	2019	2018	2019	2018
AEP					(in millions)
Senior Unsecured Notes	2019-2050	4.29%	2.15%-8.13%	2.15%-8.13%	$21,180.7	$18,903.3
Pollution Control Bonds (a)	2019-2038 (b)	2.75%	1.35%-5.38%	1.60%-6.30%	1,998.8	1,643.8
Notes Payable – Nonaffiliated (c)	2019-2032	3.27%	2.42%-6.37%	3.20%-6.37%	234.3	204.7
Securitization Bonds	2019-2029 (d)	3.23%	1.98%-5.31%	1.98%-5.31%	1,025.1	1,111.4
Spent Nuclear Fuel Obligation (e)					279.8	273.6
Junior Subordinated Notes (f)	2022	3.40%	3.40%		787.8	—
Other Long-term Debt	2019-2059	3.03%	1.15%-13.718%	1.15%-13.718%	1,219.0	1,209.9
Total Long-term Debt Outstanding					$26,725.5	$23,346.7

AEP Texas
Senior Unsecured Notes	2019-2050	4.01%	2.40%-6.76%	2.40%-6.76%	$3,090.9	$2,398.4
Pollution Control Bonds	2020-2030	3.63%	1.75%-4.55%	1.75%-6.30%	490.3	490.9
Securitization Bonds	2020-2029 (d)	3.25%	1.98%-5.31%	1.98%-5.31%	776.8	791.2
Other Long-term Debt	2019-2059	3.06%	3.05%-4.50%	3.94%-4.50%	200.4	200.8
Total Long-term Debt Outstanding					$4,558.4	$3,881.3

AEPTCo
Senior Unsecured Notes	2019-2049	3.86%	3.10%-5.52%	2.68%-5.52%	$3,427.3	$2,823.0
Total Long-term Debt Outstanding					$3,427.3	$2,823.0

APCo
Senior Unsecured Notes	2021-2049	5.12%	3.30%-7.00%	3.30%-7.00%	$3,442.7	$3,047.3
Pollution Control Bonds (a)	2019-2038 (b)	2.64%	1.67%-5.38%	1.70%-5.38%	546.1	616.0
Securitization Bonds	2023-2028 (d)	3.17%	2.008%-3.772%	2.008%-3.772%	248.3	272.3
Other Long-term Debt	2019-2026	3.14%	2.97%-13.718%	3.74%-13.718%	126.7	127.0
Total Long-term Debt Outstanding					$4,363.8	$4,062.6

I&M
Senior Unsecured Notes	2023-2048	4.38%	3.20%-6.05%	3.20%-6.05%	$2,150.7	$2,149.0
Pollution Control Bonds (a)	2019-2025 (b)	2.55%	1.79%-3.05%	1.81%-3.05%	240.0	264.5
Notes Payable – Nonaffiliated (c)	2019-2024	2.49%	2.42%-2.80%	3.20%-3.38%	168.7	135.8
Spent Nuclear Fuel Obligation (e)					279.8	273.6
Other Long-term Debt	2021-2025	3.09%	2.93%-6.00%	3.66%-6.00%	211.0	212.5
Total Long-term Debt Outstanding					$3,050.2	$3,035.4

OPCo
Senior Unsecured Notes	2021-2049	5.20%	4.00%-6.60%	4.15%-6.60%	$2,081.0	$1,635.5
Pollution Control Bonds	2038			5.80%	—	32.3
Securitization Bonds	2019 (d)			2.049%	—	47.8
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.0	1.0
Total Long-term Debt Outstanding					$2,082.0	$1,716.6

PSO
Senior Unsecured Notes	2019-2049	4.55%	3.05%-6.625%	3.05%-6.625%	$1,245.6	$1,144.9
Pollution Control Bonds	2020	4.45%	4.45%	4.45%	12.7	12.6
Other Long-term Debt	2019-2027	3.19%	3.00%-3.20%	3.00%-3.72%	127.9	129.5
Total Long-term Debt Outstanding					$1,386.2	$1,287.0

SWEPCo
Senior Unsecured Notes	2022-2048	4.04%	2.75%-6.20%	2.75%-6.20%	$2,428.9	$2,427.0
Pollution Control Bonds	2019			1.60%	—	53.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.26%	4.58%-6.37%	4.58%-6.37%	65.6	68.9
Other Long-term Debt	2020-2035	3.55%	3.08%-4.68%	3.75%-4.68%	161.1	164.0
Total Long-term Debt Outstanding					$2,655.6	$2,713.4

(a)
For certain series of Pollution Control Bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain Pollution Control Bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.

(e)	Spent Nuclear Fuel Obligation consists of a liability along with accrued interest for disposal of SNF. See “Spent Nuclear Fuel Disposal” section of Note 6 for additional information.

(f)	See “Equity Units” section below for additional information.

Long-term Debt 5-Year Maturity

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$1,598.7		$392.1	$—	$215.6	$139.7	$0.1	$13.2	$121.2
2021	2,022.7		88.7	50.0	393.0	291.5	500.1	250.5	6.2
2022	3,014.6	(a)	716.0	104.0	355.4	26.8	0.1	125.5	281.2
2023	739.9		218.5	60.0	26.6	259.2	0.1	0.6	6.2
2024	706.5		96.0	95.0	113.5	4.2	0.1	0.6	31.2
After 2024	18,863.1		3,081.4	3,156.0	3,296.9	2,355.3	1,600.5	1,001.4	2,231.7
Principal Amount	26,945.5		4,592.7	3,465.0	4,401.0	3,076.7	2,101.0	1,391.8	2,677.7
Unamortized Discount, Net and Debt Issuance Costs	(220.0)		(34.3)	(37.7)	(37.2)	(26.5)	(19.0)	(5.6)	(22.1)
Total Long-term Debt Outstanding	$26,725.5		$4,558.4	$3,427.3	$4,363.8	$3,050.2	$2,082.0	$1,386.2	$2,655.6

(a)
Amount includes $805 million of Junior Subordinated Notes. See “Equity Units” section below for additional information.

Dividend Payment Restrictions

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Restricted Retained Earnings	$1,741.4	(a)	$385.0	$—	$26.3	$524.5	$—	$153.0	$534.5

(a)
Includes the restrictions of consolidated and non-consolidated subsidiaries.

Lines of Credit and Short-term Debt

		December 31,
		2019		2018
Company	Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
		(in millions)		(in millions)
AEP	Securitized Debt for Receivables (b)	$710.0	2.42%	$750.0	2.16%
AEP	Commercial Paper	2,110.0	2.10%	1,160.0	2.96%
SWEPCo	Notes Payable	18.3	3.29%	—	—%
	Total Short-term Debt	$2,838.3		$1,910.0

(a)	Weighted-average rate.
(b)
Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2019:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2019	Limit
	(in millions)
AEP Texas	$390.7	$213.1	$239.3	$194.4	$199.7	$500.0
AEPTCo	374.9	244.4	152.0	52.8	(119.0)	795.0	(a)
APCo	270.0	232.2	115.9	51.9	(214.6)	500.0
I&M	158.8	66.0	71.5	16.2	(101.2)	500.0
OPCo	291.2	178.6	129.2	50.1	(131.0)	500.0
PSO	140.5	215.6	63.9	98.3	38.8	300.0
SWEPCo	105.1	81.4	53.3	13.6	(59.9)	350.0

Year Ended December 31, 2018:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2018	Limit
	(in millions)
AEP Texas	$390.6	$106.9	$176.0	$47.1	$(216.0)	$500.0
AEPTCo	371.3	276.4	177.9	58.4	35.8	795.0	(a)
APCo	295.5	23.7	175.3	23.3	(182.6)	600.0
I&M	322.1	657.8	255.5	110.7	11.6	500.0
OPCo	270.8	225.0	167.8	189.4	(114.1)	500.0
PSO	193.7	31.8	104.5	12.9	(105.5)	300.0
SWEPCo	200.1	533.7	143.2	268.1	81.4	350.0

(a)
Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

Nonutility Money Pool Activity
Year Ended December 31, 2019:

	Maximum Loans	Average Loans	Loans to the Nonutility
	to the Nonutility	to the Nonutility	Money Pool as of
Company	Money Pool	Money Pool	December 31, 2019
	(in millions)
AEP Texas	$8.0	$7.7	$7.5
SWEPCo	2.1	2.0	2.1

Year Ended December 31, 2018:

	Maximum Loans	Average Loans	Loans to the Nonutility
	to the Nonutility	to the Nonutility	Money Pool as of
Company	Money Pool	Money Pool	December 31, 2018
	(in millions)
AEP Texas	$8.4	$8.1	$8.0
SWEPCo	2.0	2.0	2.0

Direct Borrowing Activity
Year Ended December 31, 2019:

Maximum	Maximum	Average	Average	Borrowings from	Loans to	Authorized
Borrowings	Loans	Borrowings	Loans	AEP as of	AEP as of	Short-term
from AEP	to AEP	from AEP	to AEP	December 31, 2019	December 31, 2019	Borrowing Limit
(in millions)
$1.3	$153.5	$1.3	$68.0	$1.3	$68.7	$75.0	(a)

Year Ended December 31, 2018:

Maximum	Maximum	Average	Average	Borrowings from	Loans to	Authorized
Borrowings	Loans	Borrowings	Loans	AEP as of	AEP as of	Short-term
from AEP	to AEP	from AEP	to AEP	December 31, 2018	December 31, 2018	Borrowing Limit
(in millions)
$1.2	$104.7	$1.1	$49.8	$1.2	$16.9	$75.0	(a)

(a)	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2019	2018	2017
Maximum Interest Rate	3.43%	2.97%	1.85%
Minimum Interest Rate	1.77%	1.81%	0.92%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for the Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for the Years Ended December 31,
Company	2019	2018	2017	2019	2018	2017
AEP Texas	2.63%	2.26%	1.29%	2.03%	2.29%	1.26%
AEPTCo	2.64%	2.27%	1.36%	2.41%	2.10%	1.27%
APCo	2.45%	2.26%	1.28%	2.66%	2.21%	1.29%
I&M	2.34%	2.16%	1.27%	2.60%	2.08%	1.29%
OPCo	2.67%	2.18%	1.37%	2.68%	2.47%	0.98%
PSO	2.85%	2.27%	1.32%	2.27%	1.98%	—%
SWEPCo	2.72%	2.31%	1.28%	2.22%	2.00%	0.98%

Maximum, Minimum and Average Interest Rates for Funds Borrowed from and Loaned to the Nonutility Money Pool

		Maximum Interest Rate	Minimum Interest Rate	Average Interest Rate
Year Ended		for Funds Loaned to	for Funds Loaned to	for Funds Loaned to
December 31,	Company	the Nonutility Money Pool	the Nonutility Money Pool	the Nonutility Money Pool
2019	AEP Texas	3.02%	1.91%	2.56%
2019	SWEPCo	3.02%	1.91%	2.55%

2018	AEP Texas	2.97%	1.83%	2.36%
2018	SWEPCo	2.97%	1.83%	2.36%

2017	AEP Texas	1.85%	—%	1.32%
2017	SWEPCo	1.85%	—%	1.32%

Maximum Minimum and Average Interest Rates for Funds Borrowed from and Loaned to AEP

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
Year Ended	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
December 31,	AEP	AEP	AEP	AEP	AEP	AEP
2019	3.02%	1.91%	3.02%	1.91%	2.55%	2.51%
2018	2.97%	1.76%	2.97%	1.76%	2.36%	2.36%
2017	1.85%	0.92%	1.85%	0.92%	1.33%	1.36%

Comparative Accounts Receivable Information

	Years Ended December 31,
	2019	2018	2017
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	2.42%	2.16%	1.22%
Net Uncollectible Accounts Receivable Written Off	$26.6	$27.6	$23.4

Customer Accounts Receivable Managed Portfolio

	December 31,
	2019	2018
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$841.8	$972.5
Short-term – Securitized Debt of Receivables	710.0	750.0
Delinquent Securitized Accounts Receivable	39.6	50.3
Bad Debt Reserves Related to Securitization	32.1	27.5
Unbilled Receivables Related to Securitization	266.8	281.4

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2019	2018
	(in millions)
APCo	$120.9	$133.3
I&M	141.8	152.9
OPCo	330.3	395.2
PSO	101.1	109.7
SWEPCo	125.2	150.3

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
APCo	$7.4	$7.0	$5.6
I&M	11.1	9.2	6.7
OPCo	27.1	26.3	21.7
PSO	7.8	7.9	7.0
SWEPCo	10.2	8.9	7.2

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
APCo	$1,310.3	$1,421.0	$1,372.8
I&M	1,824.2	1,843.0	1,612.9
OPCo	2,293.6	2,674.5	2,339.0
PSO	1,442.5	1,484.6	1,337.0
SWEPCo	1,618.5	1,736.1	1,563.4